Investment Objectives and Goals - AllianzIM Buffer15 Uncapped Allocation ETF	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation with downside risk mitigation.